LONG-TERM DEBT - 2012 Notes (Details) $ in Thousands	Jul. 24, 2012 USD ($)
.2012 Notes
LONG-TERM DEBT
Principal	$ 200,000
Series. A.
LONG-TERM DEBT
Principal	$ 100,000
Interest rate	4.87%
Series. B.
LONG-TERM DEBT
Principal	$ 100,000
Interest rate	5.02%